Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in uncertain tax positions
Uncertain tax positions at the beginning of the period	$ 14.7	$ 14.9	$ 36.1
Gross increase - tax position in prior periods	0.3	1.3	0.7
Gross decrease - tax position in prior periods	(0.8)	(0.8)	(19.1)
Gross increase - current period tax position	0.1
Settlements	(0.4)	(0.9)	(2.2)
Lapse in statute of limitations	(0.1)	(0.3)	(0.5)
Foreign exchange	0.2	0.5	(0.1)
Uncertain tax positions at the end of the period	14.0	14.7	14.9
Interest and penalties included within uncertain tax positions	2.7
Impact of uncertain tax positions on effective tax rate, if recognized	$ 14.0